Other Comprehensive Income (Loss) - Changes in Each Component of Accumulated Other Comprehensive Loss, Net of Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (47)	$ (4,247)	$ (1,647)
Other comprehensive income (loss) before reclassifications	(637)	4,055	(5,373)
Amounts reclassified from accumulated other comprehensive loss	189	145	2,773
Total other comprehensive income (loss)	(448)	4,200	(2,600)
Ending balance	(495)	(47)	(4,247)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	3,730	341	5,849
Other comprehensive income (loss) before reclassifications	(188)	3,464	(5,373)
Amounts reclassified from accumulated other comprehensive loss	12	(75)	(135)
Total other comprehensive income (loss)	(176)	3,389	(5,508)
Ending balance	3,554	3,730	341
Defined Benefit Pension Items [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,777)	(4,588)	(7,496)
Other comprehensive income (loss) before reclassifications	(449)	591
Amounts reclassified from accumulated other comprehensive loss	177	220	2,908
Total other comprehensive income (loss)	(272)	811	2,908
Ending balance	$ (4,049)	$ (3,777)	$ (4,588)